Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Stock Subject To Possible Redemption	1,577,478	1,577,478	23,000,000
Class A common stock [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	5,500,000	5,500,000	0
Common stock shares outstanding	5,500,000	5,500,000	0
Common Stock Subject To Possible Redemption	1,577,478	1,577,478	23,000,000
Common Stock Par Value	$ 11.36	$ 11.22	$ 10.28
Class B common stock [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock shares issued	250,000	250,000	5,750,000
Common stock shares outstanding	250,000	250,000	5,750,000